Annual Total Returns - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
Jan. 24, 2025
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Annual Return 2022	(16.99%)
Annual Return 2023	11.09%